Inventories (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consumable stores	R 1,580.8	R 1,043.5	R 820.7
Ore and mill inventory	127.7	71.0	62.8
Current finished goods	2,958.7	777.8	637.5
Other	29.6	7.5	8.0
Uranium finished goods and uranium in process			104.4
Total inventories	15,503.4	5,294.8	3,526.5
Raw materials and consumables used	12,784.3	9,327.9	8,789.4
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	309.7	143.3
PGM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	10,496.9	R 3,251.7	R 1,893.1
PGM | Marikana operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	3,826.5
PGM | Platinum Mile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	R 4,182.4